Other employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of additional information about other employee benefit plans [Table Text Block]
	Year ended
	December 31,
	2017	2016
Opening defined benefit obligation	$89,005	$80,259
Current service cost [1]	2,614	2,579
Interest cost	3,567	3,367
Effects of movements in exchange rates	7,026	2,197
Remeasurement actuarial (gains)/losses:
Arising from changes in demographic assumptions	1,172	-
Arising from changes in financial assumptions	6,761	2,712
Arising from experience adjustments	(120)	(160)
Benefits paid	(2,196)	(1,949)

Closing defined benefit obligation	$107,829	$89,005

Disclosure of additional information about other employee benefit plans, balance by member group [Table Text Block]
	Dec 31, 2017	Dec 31, 2016
Active members	$64,460	$52,611
Inactive members	43,369	36,394

Closing defined benefit obligation	$107,829	$89,005

Disclosure of changes in fair value of assets of other employee benefits plan [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Employer contributions	$2,196	$1,949
Benefits paid	(2,196)	(1,949)

Closing fair value of assets	$-	$-

Disclosure of net benefit liability for other employee benefits [Table Text Block]
	Dec. 31,	Dec. 31,
	2017	2016
Unfunded benefit obligation	$107,829	$89,005
Vacation accrual and other - non-current	3,324	2,624

Net liability	$111,153	$91,629

Disclosure of detailed information about other employee benefits plan [Table Text Block]
	Dec. 31,	Dec. 31,
	2017	2016
Other employee benefits liability - current (note 13)	$2,756	$2,356
Other employee benefits liability - non-current	108,397	89,273

Net liability	$111,153	$91,629

Disclosure of detailed information about employee future benefit expense [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Current service cost [1]	$2,614	$2,579
Net interest cost	3,567	3,367

Components recognized in consolidated income statements	$6,181	$5,946

Disclosure of detailed information about remeasurement of other long term employee benefits [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Remeasurement on the net defined benefit liability:
Actuarial (gains)/losses arising from changes in demographic assumptions	$1,172	$-
Actuarial (gains)/losses arising from changes in financial assumptions	6,761	2,712
Actuarial gains arising from changes experience adjustments	(120)	(160)

Components recognized in statements of comprehensive income	$7,813	$2,552

Total other employee future benefit cost	$13,994	$8,498

Disclosure of other employee benefit plan, assumptions used [Table Text Block]
	2017	2016
Defined benefit cost:
Discount rate	4.03%	4.19%
Initial weighted average health care trend rate	6.13%	6.28%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years) [1] :
Males	21.6	21.6
Females	24.1	24.0
	2017	2016
Defined benefit obligation:
Discount rate	3.64%	4.03%
Initial weighted average health care trend rate	5.97%	6.13%
Ultimate weighted average health care trend rate	4.00%	4.00%
Average longevity at retirement age for current pensioners (years):
Males	21.0	21.6
Females	23.7	24.1
Average longevity at retirement age for current employees
(future pensioners) (years):
Males	22.9	23.0
Females	25.5	25.3